Intangible Assets, Net (Details)	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Intangible Assets, Net [Line Items]
Amortization expense	¥ 106,311	$ 14,917	¥ 112,930
Intangible Assets [Member]
Intangible Assets, Net [Line Items]
Impairment charge	¥ 567,017	$ 79,561